RESEARCH AND DEVELOPMENT EXPENSES - Schedule of Research and Development Expenses (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
RESEARCH AND DEVELOPMENT EXPENSES - Schedule of Research and Development Expenses (Details) [Line Items]
Depreciation	$ 245,460	$ 203,787
Total	781,775	828,013
Research and Development Expense [Member]
RESEARCH AND DEVELOPMENT EXPENSES - Schedule of Research and Development Expenses (Details) [Line Items]
Salaries	435,865	336,161
Contract services and supplies	330,801	456,370
Utility	1,322	1,484
Design cost	0	6,237
Depreciation	11,962	10,630
Other	$ 1,825	$ 17,130